Note 3 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Estimated Useful Lives of Property, Plant and Equipment [Table Text Block]
Furniture, fixtures and equipment:	3 years
Computer equipment and software	3 years

Schedule of Carrying Values and Valuation of Vessels [Table Text Block]
	Vessel Valuations	Carrying Value
NEWLEAD VICTORIA (Dry bulk)	$5,580	$26,254
NEWLEAD ALBION (Dry bulk)	$7,535	$16,748
NEWLEAD VENETICO (Dry bulk)	$7,540	$16,966
NEWLEAD CASTELLANO (Dry bulk)	$8,670	$21,723
MT SOFIA (Oil tanker/ Asphalt)	$7,125	$5,204
NEWLEAD GRANADINO (Oil tanker/ Asphalt)	$9,760	$8,134
NEPHELI (Oil tanker/ Asphalt)	$7,770	$5,970
IOLI (Oil tanker/ Asphalt)	$7,770	$5,128
KATERINA L. (Oil tanker/ Asphalt)	$7,800	$5,307